Components of Net Periodic Benefit Cost (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 30,009	¥ 26,445	¥ 26,005
Interest cost	8,008	10,772	11,655
Expected return on plan assets	(19,579)	(18,018)	(15,273)
Amortization of prior service credit	(12,592)	(12,800)	(12,306)
Amortization of actuarial loss	10,402	10,023	13,546
Defined Benefit Plan, Net Periodic Benefit Cost, Total	16,248	16,422	23,627
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	7,760	6,801	9,448
Interest cost	10,572	10,654	14,299
Expected return on plan assets	(11,857)	(10,637)	(13,949)
Amortization of prior service credit	(145)	(61)	(143)
Amortization of actuarial loss	3,839	1,698	2,005
(Gain) loss on curtailments and settlements		(9,370)	146
Defined Benefit Plan, Net Periodic Benefit Cost, Total	¥ 10,169	¥ (915)	¥ 11,806